Special Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Special Items [Line Items]
Impairment and derecognition of assets	$ 104	$ 297	$ 3
Impairment of other investments	0	3	0
Retrenchment and related costs	34	88	1
Legal fees (recoveries) and other costs related to contract terminations and settlement costs	17	71	11
Write-down of inventories	1	3	12
Net (profit) loss on disposal of assets	20	(8)	(4)
Royalties received	(10)	(18)	(9)
Indirect tax expense (recoveries)	4	2	(2)
Special items	170	438	42
Debt Settlement Cost
Special Items [Line Items]
Repurchase premium and cost on settlement of debt facilities	$ 0	$ 0	$ 30